UNSECURED CONVERTIBLE NOTES - 2023 Notes (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
Preferred Stock outstanding (in shares)		0
Series A-3 Preferred Stock
Debt Instrument [Line Items]
Preferred Stock outstanding (in shares)				2,050,628
Convertible preferred stock, shares issued upon conversion (in shares)				2,081,556
2023 Unsecured Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount		$ 25,000
2023 Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 18,400	18,420		$ 18,420
Interest expense, debt		$ 34	$ 0
Accrued interest	$ 100			$ 34
Conversion price (in dollars per share)				$ 9
2023 Convertible Notes | Convertible Debt | Nonrelated Party
Debt Instrument [Line Items]
Debt instrument, face amount					$ 12,420
2023 Convertible Notes | Convertible Debt | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument, face amount					$ 6,000
2023 Convertible Notes | Series A-3 Preferred Stock | Convertible Debt
Debt Instrument [Line Items]
Shares converted (in shares)	2,050,628